Financial instruments and financial risk factors (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of financial assets
Other investments

				$ million
		2018		2017
	Current	Non-current	Current	Non-current
Equity investments[a]	1	482	15	418
Other	221	859	110	827
	222	1,341	125	1,245

[a]	The majority of equity investments are unlisted.
Other investments includes $893 million relating to contingent consideration amounts arising on disposals (2017 $237 million) which are financial assets classified as measured at fair value through profit or loss. The fair value is determined using an estimate of discounted future cash flows that are expected to be received and is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs including oil and natural gas prices, production volumes and operating costs related to the disposed operations. The discount rate used is based on a risk-free rate adjusted for asset-specific risks.
The accounting classification of each category of financial instruments and their carrying amounts are set out below. Current year amounts are presented based on the classification, measurement and impairment requirements of IFRS 9. Comparatives are presented based on the classification, measurement and impairment requirements of IAS 39.

					$ million
At 31 December 2018	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,563	—	1,563
Loans		839	124	—	963
Trade and other receivables	20	24,080	—	—	24,080
Derivative financial instruments	30	—	8,564	427	8,991
Cash and cash equivalents	25	20,366	2,102	—	22,468
Financial liabilities
Trade and other payables	22	(56,790)	—	—	(56,790)
Derivative financial instruments	30	—	(7,685)	(1,248)	(8,933)
Accruals		(5,201)	—	—	(5,201)
Finance debt	26	(65,799)	—	—	(65,799)
		(82,505)	4,668	(821)	(78,658)

								$ million
At 31 December 2017	Note	Loans and receivables	Available-for-sale financial assets	Held-to-maturity investments	At fair value through profit or loss	Derivative hedging instruments	Financial liabilities measured at amortized cost	Total carrying amount
Financial assets
Other investments – equity shares	18	—	433	—	—	—	—	433
– other	18	—	275	—	662	—	—	937
Loans		836	—	—	—	—	—	836
Trade and other receivables	20	24,361	—	—	—	—	—	24,361
Derivative financial instruments	30	—	—	—	6,454	688	—	7,142
Cash and cash equivalents	25	21,916	2,270	1,400	—	—	—	25,586
Financial liabilities
Trade and other payables	22	—	—	—	—	—	(54,054)	(54,054)
Derivative financial instruments	30	—	—	—	(5,705)	(864)	—	(6,569)
Accruals		—	—		—	—	(5,465)	(5,465)
Finance debt	26	—	—	—	—	—	(63,230)	(63,230)
		47,113	2,978	1,400	1,411	(176)	(122,749)	(70,023)

Disclosure of financial liabilities
The accounting classification of each category of financial instruments and their carrying amounts are set out below. Current year amounts are presented based on the classification, measurement and impairment requirements of IFRS 9. Comparatives are presented based on the classification, measurement and impairment requirements of IAS 39.

					$ million
At 31 December 2018	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,563	—	1,563
Loans		839	124	—	963
Trade and other receivables	20	24,080	—	—	24,080
Derivative financial instruments	30	—	8,564	427	8,991
Cash and cash equivalents	25	20,366	2,102	—	22,468
Financial liabilities
Trade and other payables	22	(56,790)	—	—	(56,790)
Derivative financial instruments	30	—	(7,685)	(1,248)	(8,933)
Accruals		(5,201)	—	—	(5,201)
Finance debt	26	(65,799)	—	—	(65,799)
		(82,505)	4,668	(821)	(78,658)

								$ million
At 31 December 2017	Note	Loans and receivables	Available-for-sale financial assets	Held-to-maturity investments	At fair value through profit or loss	Derivative hedging instruments	Financial liabilities measured at amortized cost	Total carrying amount
Financial assets
Other investments – equity shares	18	—	433	—	—	—	—	433
– other	18	—	275	—	662	—	—	937
Loans		836	—	—	—	—	—	836
Trade and other receivables	20	24,361	—	—	—	—	—	24,361
Derivative financial instruments	30	—	—	—	6,454	688	—	7,142
Cash and cash equivalents	25	21,916	2,270	1,400	—	—	—	25,586
Financial liabilities
Trade and other payables	22	—	—	—	—	—	(54,054)	(54,054)
Derivative financial instruments	30	—	—	—	(5,705)	(864)	—	(6,569)
Accruals		—	—		—	—	(5,465)	(5,465)
Finance debt	26	—	—	—	—	—	(63,230)	(63,230)
		47,113	2,978	1,400	1,411	(176)	(122,749)	(70,023)

Analysis of credit exposures using external credit grading system
Management information used to monitor credit risk, which reflects the impact of credit enhancements, indicates that the risk profile of financial assets which are subject to review for impairment under IFRS 9 is as set out below.

%
As at 31 December	2018
AAA to AA-	22%
A+ to A-	41%
BBB+ to BBB-	16%
BB+ to BB-	8%
B+ to B-	11%
CCC+ and below	2%

Disclosure of financial assets that are either past due or impaired

$ million
Trade and other receivables at 31 December	2017
Neither impaired nor past due	22,858
Impaired (net of provision)	53
Not impaired and past due in the following periods
within 30 days	637
31 to 60 days	130
61 to 90 days	114
over 90 days	569
24,361

Disclosure of offsetting of financial assets
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2018				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	11,502	(2,511)	8,991	(2,079)	(299)	6,613
Derivative liabilities	(11,337)	2,511	(8,826)	2,079	—	(6,747)
Trade and other receivables	11,296	(5,390)	5,906	(1,020)	(169)	4,717
Trade and other payables	(10,797)	5,390	(5,407)	1,020	—	(4,387)
At 31 December 2017
Derivative assets	8,522	(1,380)	7,142	(1,554)	(321)	5,267
Derivative liabilities	(7,818)	1,380	(6,438)	1,554	—	(4,884)
Trade and other receivables	11,648	(5,311)	6,337	(2,156)	(114)	4,067
Trade and other payables	(12,543)	5,311	(7,232)	2,156	—	(5,076)

Disclosure of offsetting of financial liabilities
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2018				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	11,502	(2,511)	8,991	(2,079)	(299)	6,613
Derivative liabilities	(11,337)	2,511	(8,826)	2,079	—	(6,747)
Trade and other receivables	11,296	(5,390)	5,906	(1,020)	(169)	4,717
Trade and other payables	(10,797)	5,390	(5,407)	1,020	—	(4,387)
At 31 December 2017
Derivative assets	8,522	(1,380)	7,142	(1,554)	(321)	5,267
Derivative liabilities	(7,818)	1,380	(6,438)	1,554	—	(4,884)
Trade and other receivables	11,648	(5,311)	6,337	(2,156)	(114)	4,067
Trade and other payables	(12,543)	5,311	(7,232)	2,156	—	(5,076)

Disclosure of detailed information of maturities of trade and other payables, accrued expenses, finance debt, and Interest
The amounts shown for finance debt in the table below include future minimum lease payments with respect to finance leases. The table also shows the timing of cash outflows relating to trade and other payables and accruals.
29. Financial instruments and financial risk factors – continued

								$ million
				2018				2017
	Trade and other payables[a]	Accruals	Finance debt	Interest on finance debt	Trade and other payables[a]	Accruals	Finance debt	Interest on finance debt
Within one year	43,230	4,626	9,301	2,404	40,472	4,960	7,626	1,757
1 to 2 years	2,232	146	6,788	1,955	1,693	135	7,331	1,537
2 to 3 years	1,662	95	6,805	1,700	1,413	83	7,068	1,321
3 to 4 years	1,484	64	8,057	1,422	1,378	70	6,766	1,114
4 to 5 years	1,406	89	7,058	1,138	1,368	54	7,986	894
5 to 10 years	6,058	113	25,356	2,390	6,181	115	24,162	1,951
Over 10 years	5,001	68	1,243	320	6,125	48	2,089	390
	61,073	5,201	64,608	11,329	58,630	5,465	63,028	8,964
[a] 2018 includes $18,360 million (2017 $18,918 million) in relation to the Gulf of Mexico oil spill.

Disclosure of maturity analysis for derivative financial liabilities
For further information on our derivative financial instruments, see Note 30.

		$ million
Cash outflows for derivative financial instruments at 31 December	2018	2017
Within one year	1,700	1,505
1 to 2 years	1,678	1,700
2 to 3 years	2,384	1,678
3 to 4 years	2,838	2,384
4 to 5 years	2,906	2,838
5 to 10 years	11,475	11,238
Over 10 years	724	724
	23,705	22,067

30. Derivative financial instruments – continued
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2018
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(299)	(71)	(256)	(171)	(3)	(98)	(898)
Oil price derivatives	(1,560)	(232)	(43)	(12)	(2)	—	(1,849)
Natural gas price derivatives	(1,030)	(557)	(391)	(338)	(285)	(1,287)	(3,888)
Power price derivatives	(401)	(213)	(95)	(54)	(47)	(133)	(943)
	(3,290)	(1,073)	(785)	(575)	(337)	(1,518)	(7,578)

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(92)	(232)	(66)	(188)	(99)	(79)	(756)
Oil price derivatives	(1,120)	(118)	(33)	(4)	(6)	—	(1,281)
Natural gas price derivatives	(973)	(410)	(334)	(224)	(194)	(709)	(2,844)
Power price derivatives	(337)	(134)	(63)	(39)	(29)	(91)	(693)
	(2,522)	(894)	(496)	(455)	(328)	(879)	(5,574)